Deferred revenue (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
MiX Telematics Limited [Member]
Contract with customer, liability, revenue recognized	$ 3.6	$ 4.1